Earnings per share (Q3)- Schedule of Weighted Average Number of Shares (Footnotes) (Details) - shares shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Antidilutive shares excluded from basic and diluted EPS calculations	9.2	8.6	9.2	7.8	8.0	2.4	2.4